Restatement of Previously Issued Consolidated Financial Statements	12 Months Ended
Dec. 31, 2023
Restatement Of Previously Issued Consolidated Financial Statements
Restatement of Previously Issued Consolidated Financial Statements

27. Restatement of Previously Issued Consolidated Financial Statements

Restatement of December 31, 2021 US GAAP consolidated financial statements:

The following restatement note to comparative periods were included in the Company’s December 31, 2022 consolidated financial statements prepared in accordance with IFRS and is reproduced as previously reported except for the following adjustments:

●	The “As previously reported under US GAAP” and “Adjustment” columns were previously labeled “(Audited)”.
●	The “As restated under US GAAP” columns were previously labeled “(Unaudited)”.

These labels are removed as the columns are covered by the auditors’ report attached to these consolidated financial statements.

Consolidated Statements of Loss and Comprehensive Loss for the Year Ended December 31, 2021

	As previously reported under US GAAP	Adjustment	As restated under US GAAP
Change in fair value of derivative liability	$1,473,638	$(3,064,400)	$(1,590,762)
Net loss	(2,050,550)	(3,064,400)	(5,114,950)
Net and comprehensive loss	(2,407,790)	(3,064,400)	(5,472,190)
Basic and diluted loss per share	$(0.01)	$(0.02)	$(0.03)

Consolidated Statements of Financial Position as at December 31, 2021

	As previously reported under US GAAP	Adjustment	As restated under US GAAP
Additional paid-in capital	$33,295,413	$3,064,400	$36,359,813
Accumulated deficit	$(30,527,877)	$(3,064,400)	$(33,592,277)

In 2021, warrants which were liability classified were exercised. Upon the exercise of the warrants, the Company erroneously recorded the entirety of the value associated with the derivative liability through profit and loss as a change in the fair value of the derivative liability. To correct for the error, the Company has restated the change in the fair value of the derivative liability to exclude the fair value of the shares issued upon the exercise of the warrants, which should have been recognized in equity as an increase to additional paid-in capital.

There was no effect on the consolidated statements of cash flows as a result of the correction of this error.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)

27.	Restatement of Previously Issued Consolidated Financial Statements (continued)

Restatement of December 31, 2022 IFRS consolidated financial statements:

The consolidated financial statements for the years ended December 31, 2022 and 2021, including the Company’s January 1, 2021 opening statement of financial position prepared in accordance with IFRS has been included in these consolidated financial statements as comparative periods and is reproduced as previously reported except for the following adjustments:

●	The columns of the statements of financial position as at December 31, 2021 and January 1, 2021 were previously labeled “(Unaudited)”.
●	The columns or rows (as applicable) of the statements of loss and comprehensive loss, stockholders’ deficiency and cash flows for the year ended December 31, 2021 were previously labeled “(Unaudited)”.

These labels are removed as the columns or rows (as applicable) are covered by the auditors’ report attached to these consolidated financial statements.

The explanatory notes to the Company’s First-time Adoption of IFRS as included in the consolidated financial statements for the years ended December 31, 2022 and 2021, including the Company’s January 1, 2021 opening statement of financial position prepared in accordance with IFRS has been included in these consolidated financial statements and is reproduced as previously reported (refer to note 2(u)) except for the following adjustments:

●	The “US GAAP”, “Restatement”, and “Effect of Transition to IFRS” columns were previously labeled “(Audited)”.
●	The “IFRS” columns were previously labeled “(Unaudited)”.

These labels are removed as the columns are covered by the auditors’ report attached to these consolidated financial statements.

Restatement of December 31, 2023 IFRS consolidated financial statements:

The Company has restated its consolidated financial statements for the year ended December 31, 2023 as a result of a foreign exchange loss on intercompany accounts that was previously recorded in net loss, and which should have been recorded in other comprehensive loss. IAS 21, The effects of changes in foreign exchange rates, requires that foreign exchange gains and losses on items that form part of an entity’s net investment in a foreign operation, should be recognized in other comprehensive income or loss in the Company’s consolidated financial statements.

The following table summarizes the line items impacted in the consolidated statements of financial position:

As at December 31, 2023	As previously reported $	Restatement $	As restated $

Accumulated other comprehensive loss	(12,964,837)	(1,058,352)	(14,023,189)
Accumulated deficit	(45,939,198)	1,058,352	(44,880,846)
Total stockholders’ equity	22,212,572	-	22,212,572

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)

27.	Restatement of Previously Issued Consolidated Financial Statements (continued)

The following table summarizes the line items impacted in the consolidated statements of income (loss) and comprehensive income (loss):

For the year ended December 31, 2023	As previously reported $	Restatement $	As restated $

Foreign exchange gain (loss)	(10,990,604)	1,058,352	(9,932,252)
Total other income (expense)	4,239,593	1,058,352	5,297,945
Net income (loss) before taxes	758,132	1,058,352	1,816,484
Net loss	(1,102,194)	1,058,352	(43,842)

Other comprehensive loss
Foreign currency translation	(8,954,840)	(1,058,352)	(10,013,192)
Comprehensive loss	(10,057,034)	-	(10,057,034)

Net income (loss) per share – Basic and diluted	(0.01)	0.01	(0.00)

The above changes were adjusted through to the consolidated statements of stockholder’ equity, cash flows, and notes to the consolidated financial statements for the year ended December 31, 2023. However, there were no changes to the reported totals of cash flows from (used in) operating, investing and financing activities.